GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2012
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property rights	¥2,879	¥368	¥2,879	¥579	$35,110	$7,061
Software	3,040	2,044	3,400	2,251	41,463	27,451
Other	1,403	412	1,487	477	18,134	5,817

Total	¥7,322	¥2,824	¥7,766	¥3,307	$94,707	$40,329

Intangible Assets Not Subject to Amortization	Intangible assets not subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Gross carrying amount	¥97	¥56	$683

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Beginning balance	¥721	¥721	$8,793
Impairment	-	-	-
Other	-	-	-

Ending balance	¥721	¥721	$8,793